NOTE 6: ACQUISITION OF KAI MEDICAL (Details) - Kai Medical	Dec. 31, 2020 USD ($)
Assets Acquired
Cash	$ 9,826
Accounts receivable	1,314
Prepaid	8,002
Property and equipment	1,422,819
Intangible asset	245,000
Net assets acquired	1,686,961
Liabilities Assumed
Accounts payable and accrued liabilities	406,528
Loan payable	1,139,577
Lease liabilities	294,669
Disaster loan	59,846
PPP loan	77,028
Net assets at fair value, as at October 5, 2020	(290,687)
Consideration
Fair value of 500,000 stock options issued	10,025
Fair value of 500,000 warrants issued	10,025
Total consideration	20,050
Goodwill	$ 310,737